RELATED PARTIES - Balances recognized in assets and liabilities and amounts transacted in the period (Details) - BRL (R$) R$ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
RELATED PARTIES
Assets	R$ 78,139		R$ 106,973
Liabilities	(13,161)		(3,776)
Sales (purchases), net	108,105	R$ 88,570
Trade accounts payable
RELATED PARTIES
Liabilities	(13,161)		(3,776)
Trade accounts receivable
RELATED PARTIES
Assets	73,564		99,608
Dividends receivable
RELATED PARTIES
Assets			7,334
Other assets
RELATED PARTIES
Assets	4,575		31
Transactions with controlling shareholders
RELATED PARTIES
Assets			5
Sales (purchases), net	22	30
Suzano Holding
RELATED PARTIES
Assets			5
Sales (purchases), net	22	30
Transactions with companies of the Suzano Group and other related parties
RELATED PARTIES
Assets	78,139		106,968
Liabilities	(13,161)		(3,776)
Sales (purchases), net	108,083	88,540
Management
RELATED PARTIES
Liabilities	(4)		(5)
Sales (purchases), net	(810)	(15)
Bexma Participacoes Ltda.
RELATED PARTIES
Assets			1
Sales (purchases), net	4	4
Bizma Investimentos Ltda.
RELATED PARTIES
Assets			1
Sales (purchases), net	3	4
Civelec Participacoes Ltda
RELATED PARTIES
Assets	4,575
Sales (purchases), net	4,825
Fundacao Arymax
RELATED PARTIES
Sales (purchases), net	1	1
Ibema Companhia Brasileira de Papel
RELATED PARTIES
Assets	73,564		106,940
Liabilities	(12,033)		(3,705)
Sales (purchases), net	108,105	90,916
Instituto Ecofuturo - Futuro Para o Desenvolvimento Sustentavel
RELATED PARTIES
Assets			3
Liabilities	(1,124)		(66)
Sales (purchases), net	(3,959)	(2,267)
IPFL Holding S.A
RELATED PARTIES
Assets			R$ 23
Sales (purchases), net	2	2
Nemonorte Imoveis e Participacoes Ltda.
RELATED PARTIES
Sales (purchases), net	R$ (88)	R$ (105)